Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Summary of details regarding the Index and the exchange rate of the U.S. dollar
	Consumer Price Index	Dollar

December 31, 2017	100.4	3.467
December 31, 2016	100.878	3.845
December 31, 2015	101.184	3.902
Change in percentages:
Year ended December 31, 2017	(0.47)	(9.83)
Year ended December 31, 2016	(0.3)	(1.46)
Year ended December 31, 2015	(0.9)	0.33

Schedule of property plant and equipment, useful life span of the assets
%

Machinery and equipment (mainly 7%)	7 – 50
Computers	20 - 33
Office furniture and equipment	7 - 15
Leasehold Improvements	7 - 10
Printers leased to clients- See note 2.L.	25